Document and Entity Information Document	6 Months Ended
	Jun. 30, 2011	Aug. 05, 2011
Entity Information [Line Items]
Entity Registrant Name	Whitestone REIT Operating Partnership, L.P.
Entity Central Index Key	0001490653
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	Added interactive data files for 12/31/2010 Form 10-K and 06/30/2011 Form 10-Q
Entity Common Stock Shares Outstanding		0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes